Investments in Financial Instruments	12 Months Ended
Dec. 31, 2017
Investments in Financial Instruments
Investments in Financial Instruments

9.Investments in Financial Instruments

At December 31, 2017 and 2016, the Group had the following investments in financial instruments:

	2017		2016
Available-for-sale financial assets:
Warrants issued by UHI (1)	Ps.	36,395,183	Ps.	38,298,606
Available-for-sale investments (2)	7,297,577		6,456,392

	43,692,760		44,754,998
Held-to-maturity investments (3)	287,605		335,833
Other	16,487		45,920

	Ps.	43,996,852	Ps.	45,136,751

(1)

Through July 2015, the Group held an investment in Convertible Debentures due 2025 issued by UHI in the principal amount of U.S.$1,125 million, with an annual interest rate of 1.5% receivable on a quarterly basis, which were convertible at the Company’s option into additional shares equivalent to approximately 30% equity stake of UHI, subject to existing laws and regulations in the United States, and other conditions. These Convertible Debentures were classified as available-for-sale financial assets with changes in fair value recognized in other comprehensive income or loss in consolidated equity. The Group’s option of converting these debentures into an equity stake of UHI was accounted for as an embedded derivative with changes in fair value recognized in consolidated income (see Notes 14 and 19). In July 2015, the Group exchanged its investment in these Convertible Debentures for an investment in Warrants that are exercisable for UHI’s common stock, which were subject to the U.S. Federal Communications Commission (“FCC”)’s restrictions on foreign ownership, in whole or in part, at an exercise price of U.S.$0.01 per Warrant share, considering that the original value of U.S.$1,125 million invested by the Group in Convertible Debentures is part of the Group’s investment in Warrants. The Warrants do not entitle the holder to any voting rights or other rights as a stockholder of UHI. The Warrants shall expire and no longer be exercisable after the tenth anniversary of the date of issuance (the “Expiration Date”); provided, however, the Expiration Date shall automatically be extended for nine successive ten-year periods unless the Group provides written notice to UHI of its election not to so extend the Expiration Date. The Warrants do not bear interest. The fair value of these Warrants at the date of exchange was U.S.$1,951 million (Ps.30,582,427). The Group reclassified Ps.4,718,175 from accumulated other comprehensive income in consolidated equity to other finance income in the consolidated statement of income for the year ended December 31, 2015, as a result of derecognizing the Convertible Debentures. In July 2015, the Group exercised a portion of these Warrants in the amount of U.S.$107.4 million (Ps.1,695,524) to increase its equity stake in UHI from 7.8% to approximately 10%. In January 2017, in a Declaratory Ruling, the FCC approved an increase in the authorized aggregate foreign ownership of UHI’s issued and outstanding shares of common stock from 25% to 49%, and authorized the Group to hold up to 40% of the voting interest and 49% of the equity interest of UHI. Through December 31, 2017, these Warrants were classified as available-for-sale financial assets with changes in fair value recognized in accumulated other comprehensive income or loss in consolidated equity (see Note 3, 10 and 14).

(2)

The Group has an investment in an Open Ended Fund that has as a primary objective to achieve capital appreciation by using a broad range of strategies through investments and transactions in telecom, media and other sectors across global markets, including Latin America and other emerging markets. Shares may be redeemed on a quarterly basis at the Net Asset Value (“NAV”) per share as of such redemption date. The fair value of this fund is determined by using the NAV per share. The NAV per share is calculated by determining the value of the fund assets and subtracting all of the fund liabilities and dividing the result by the total number of issued shares (see Note 2 (i)).

(3)

Held-to-maturity investments represent corporate fixed income securities with long-term maturities. These investments are stated at amortized cost. Maturities of these investments subsequent to December 31, 2017, are as follows: Ps.137,699 in 2019, Ps.62,207 in 2020 and Ps.87,699 thereafter. Held- to-maturity financial assets as of December 31, 2017 and 2016 are denominated primarily in Mexican pesos.

A roll forward of available-for-sale financial assets for the years ended December 31, 2017 and 2016 is presented as follows:

	Warrants Issued by UHI		Available-for sale Investments		Total
At January 1, 2017	Ps.	38,298,606	Ps.	6,456,392	Ps.	44,754,998
Change in fair value in other comprehensive income (1)	(1,903,423)		841,185		(1,062,238)

At December 31, 2017	Ps.	36,395,183	Ps.	7,297,577	Ps.	43,692,760

	Warrants Issued by UHI		Available-for- sale Investments		Total
At January 1, 2016	Ps.	35,042,577	Ps.	5,873,243	Ps.	40,915,820
Change in fair value in other comprehensive income (1)	3,256,029		583,149		3,839,178

At December 31, 2016	Ps.	38,298,606	Ps.	6,456,392	Ps.	44,754,998

(1)

The foreign exchange loss in 2017 derived from the hedged Warrants issued by UHI and the initial investment in Open Ended Fund was hedged by foreign exchange gain in the consolidated statement of income for the year ended December 31, 2017, in the amount of Ps.1,622,976 and Ps.167,490, respectively. The foreign exchange gain in 2016 derived from the hedged Warrants issued by UHI and the initial investment in Open Ended Fund was hedged by foreign exchange loss in the consolidated statement of income for the year ended December 31, 2016, in the amount of Ps.6,891,428 and Ps.615,528, respectively (see Notes 13 and 22).

The maximum exposure to credit risk of the investments in financial instruments as of December 31, 2017 and 2016 is the carrying value of the financial assets mentioned above.